Cash Reserves Portfolio
P O RT F O L I O O F I N V E S T M E N T S	August 31, 2002

	Principal
	Amount
Issuer	(000’s omitted)	Value

Asset Backed — 8.3%

Asset Backed Capital
Finance Inc.,*
1.85% due 10/15/02	$300,000	$300,000,000
1.85% due 10/22/02	150,000	150,000,000
Compass Securities,*
1.74% due 01/10/03	300,000	299,973,348
1.75% due 02/18/03	300,750	300,715,062
K2 USA LLC,*
1.81% due 11/26/02	155,400	155,400,000
1.76% due 02/18/03	100,000	99,995,198
1.76% due 07/15/03	300,000	300,000,000
Links Finance Corp.,*
1.76% due 01/08/03	100,000	100,000,000
1.77% due 01/15/03	100,000	100,000,000
1.79% due 01/22/03	50,000	50,000,000
1.76% due 04/15/03	100,000	99,987,616
1.76% due 07/10/03	150,000	150,000,000
1.76% due 07/15/03	270,000	270,000,000
Restructured Asset
Securitization,*
1.87% due 04/01/03	260,000	260,000,000
Sigma Finance Corp.,
1.78% due 10/15/02*	200,000	200,000,000
1.80% due 10/23/02*	100,000	99,998,575
2.90% due 03/25/03	100,000	100,000,000
1.75% due 04/04/03*	140,500	140,491,659
1.76% due 05/15/03*	150,000	149,989,479
1.78% due 07/21/03*	425,000	424,962,595

		3,751,513,532

Bank Notes — 0.4%

American Express
Centurion, *
1.78% due 01/28/03	200,000	200,000,000

Certificates of Deposit (Euro) — 4.0%

Barclays Bank,
1.82% due 09/12/02	500,000	500,001,507
2.41% due 12/18/02	250,000	250,000,000
2.06% due 12/30/02	100,000	99,983,437
2.06% due 12/31/02	150,000	149,974,890
Credit Agricole Indosuez,
2.20% due 10/09/02	200,000	200,010,441
HBOS Treasury Services PLC.,
1.81% due 12/12/02	350,000	350,000,000
Norddeutsche Landesbank,
1.80% due 10/22/02	250,000	250,001,763

		1,799,972,038

	Principal
	Amount
Issuer	(000’s omitted)	Value

Certificates of Deposit (Yankee) — 24.1%

Abbey National Treasury,
1.69% due 11/07/02	$100,000	$99,998,043
1.69% due 04/07/03*	400,000	399,857,439
Bank Nova Scotia,
1.70% due 11/13/02	100,000	100,000,000
1.70% due 11/19/02	99,000	99,000,000
2.98% due 03/26/03	250,000	249,944,478
Bayerische Hypotheken,
1.81% due 09/09/02	250,000	250,000,000
1.79% due 10/18/02	499,000	499,000,000
2.00% due 11/13/02	400,000	400,000,000
Bayerische Landesbank,*
1.73% due 10/01/02	400,000	399,981,918
Canadian Imperial Bank,
1.74% due 10/02/02*	100,000	99,995,329
1.69% due 11/08/02	137,000	136,997,299
2.06% due 12/30/02	170,000	169,977,571
1.73% due 04/28/03	500,000	499,820,913
Chase Manhattan Bank,
1.83% due 10/11/02	500,000	500,000,000
1.81% due 10/18/02	233,000	233,000,000
1.80% due 11/12/02	150,000	150,000,000
Credit Agricole,*
1.20% due 04/02/03	500,000	499,824,377
Danske Corp.,
1.80% due 12/27/02	125,000	124,268,750
Deutsche Bank,
1.72% due 10/02/02*	500,000	499,978,767
2.06% due 12/31/02	300,000	299,949,819
Dresdner Bank,
2.84% due 04/08/03	110,000	110,000,000
2.75% due 04/22/03	100,000	99,993,706
2.76% due 04/22/03	300,000	300,000,000
2.88% due 03/24/03	100,000	100,000,000
JP Morgan Chase Bank,
1.79% due 12/30/02	229,000	229,000,000
Landesbank Hess,
2.12% due 10/16/02	100,000	100,001,237
Lloyds Bank PLC.,
1.80% due 12/12/02	99,000	99,000,000
Nordea Bank Finland PLC.,
1.70% due 11/19/02	199,000	199,000,000
Paribas,
2.18% due 10/09/02	224,000	224,002,339
1.80% due 12/11/02	200,000	200,000,000
Rabobank Nederland,
2.85% due 03/24/03	250,000	249,944,955
Royal Bank Scotland PLC.,
1.81% due 10/24/02	496,000	496,000,000
Societe Generale,
1.74% due 09/30/02*	750,000	749,970,368
2.96% due 04/08/03	100,000	100,076,746

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	August 31, 2002
Principal
Amount
Issuer	(000’s omitted)	Value

Certificates of Deposit (Yankee) — (cont’d)

State Street Bank,
1.70% due 11/12/02	$250,000	$250,000,000
1.70% due 11/13/02	142,500	142,500,000
Svenska Handelsbanken,
2.14% due 10/15/02	100,000	99,999,938
1.75% due 11/05/02	184,000	184,016,300
Toronto Dominion Bank,
2.07% due 12/31/02	200,000	199,973,476
UBS AG,
2.84% due 03/19/03	500,000	499,946,280
2.86% due 03/24/03	250,000	249,951,838
2.87% due 03/24/03	250,000	249,951,840

		10,844,923,726

Commercial Paper — 34.8%

ABSC Capital Corp.,
1.75% due 09/09/02	90,000	89,965,000
Amstel Funding Corp.,
1.76% due 09/16/02	115,517	115,432,287
2.05% due 11/01/02	125,000	124,565,799
2.02% due 11/04/02	200,000	199,281,778
1.81% due 12/13/02	425,000	422,799,090
1.84% due 01/15/03	250,000	248,262,222
Aquinas Funding LLC,
1.80% due 10/10/02	211,028	210,616,495
1.80% due 10/25/02	187,000	186,495,100
Asset Portfolio
Funding Corp.,
1.79% due 10/10/02	118,552	118,322,108
Atlantis One Funding Corp.,
1.80% due 11/26/02	142,000	141,389,400
Bank Ireland Governor Co.,
1.80% due 12/13/02	300,000	298,455,000
Barton Capital Corp.,
1.80% due 10/04/02	270,357	269,910,911
Bavaria Finance Funding,
1.81% due 10/01/02	141,882	141,667,995
Black Forest Corp.,
1.83% due 10/01/02	100,000	99,847,500
Edison Asset Securities,
1.81% due 12/02/02	96,952	96,503,543
Erasmus Capital Corp.,
1.70% due 11/08/02	113,706	113,340,877
1.72% due 11/08/02	150,000	149,512,667
1.74% due 11/08/02	254,456	253,622,091
Falcon Asset Securitization,
1.75% due 09/09/02	110,409	110,366,063
1.75% due 09/13/02	138,940	138,858,952
Four Winds Funding Corp.,
1.87% due 01/15/03	500,000	500,000,000
Fulbeck Funding LLC,
1.81% due 09/04/02	144,000	143,978,280
Galaxy Funding Inc.,
1.80% due 09/25/02	128,000	127,846,400
	Principal
	Amount
Issuer	(000’s omitted)	Value

1.81% due 09/25/02	$ 75,000	$74,909,500

1.76% due 10/23/02	150,000	149,618,667
1.76% due 10/25/02	275,000	274,274,000
GE Financial
Assurance Holdings,
1.71% due 11/19/02	100,000	99,624,750
Gemini Securitization Corp.,
1.79% due 09/10/02	115,000	114,948,538
Giro Funding U.S. Corp.,
1.72% due 10/15/02	158,000	157,667,849
Giro Multi Funding Corp.,
1.70% due 11/07/02	109,279	108,933,253
Grampian Funding Ltd.,
1.71% due 11/15/02	139,000	138,504,813
Greyhawk Fund Corp.,
1.80% due 11/08/02	85,000	84,711,000
Hatteras Funding Corp.,
1.75% due 10/02/02	124,483	124,295,411
1.75% due 10/11/02	117,904	117,674,742
1.71% due 10/25/02	170,207	169,770,419
HBOS Treasury Services
PLC,
1.80% due 12/09/02	200,000	199,010,000
1.80% due 12/11/02	150,000	149,242,500
ING US Funding LLC.,
2.10% due 10/10/02	200,000	199,545,000
KBC Financial Products
International Ltd.,
1.81% due 09/05/02	290,000	289,941,678
Kittyhawk Funding,
1.75% due 11/12/02	121,135	120,711,028
Market Strategy Funding
Corp.,
1.75% due 09/09/02	132,000	131,948,667
1.80% due 09/25/02	160,948	160,754,862
Mica Funding LLC,
1.80% due 09/23/02	248,750	248,476,375
1.82% due 09/27/02	420,000	419,447,933
Moat Funding LLC,
1.75% due 10/02/02	100,000	99,849,306
1.77% due 10/21/02	100,000	99,754,167
1.75% due 10/28/02	50,000	49,861,458
1.81% due 11/05/02	200,000	199,346,389
1.88% due 12/04/02	197,000	196,032,949
Montauk Funding Corp.,*
1.75% due 03/14/03	450,000	450,000,000
Morgan Stanley
Dean Witter Co.,
1.92% due 03/03/03	425,000	425,000,000
Moriarty Ltd.,
1.80% due 09/06/02	100,000	99,975,000
1.82% due 09/24/02	200,000	199,767,444
2.10% due 10/15/02	250,000	249,358,333
1.70% due 11/13/02	160,000	159,448,444
2.37% due 12/09/02	145,500	144,551,704

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	(Continued)	August 31, 2002
Principal
Amount
Issuer	(000’s omitted)	Value

Commercial Paper — (cont’d)

Ness LLC,
1.79% due 10/15/02	$117,805	$117,547,269
Nieuw Amsterdam
Receivables,
1.80% due 09/24/02	120,222	120,083,745
1.81% due 09/26/02	102,049	101,920,730
1.70% due 11/01/02	100,000	99,711,944
1.71% due 11/25/02	120,000	119,515,500
Nordea North America Inc.,
1.80% due 12/31/02	100,000	99,395,000
Nyala Funding LLC,
2.17% due 09/05/02	226,420	226,365,408
Pennine Funding,
1.81% due 09/04/02	127,466	127,446,774
1.72% due 10/09/02	165,000	164,700,433
1.78% due 10/28/02	150,000	149,578,438
1.69% due 11/07/02	119,000	118,625,712
Perry Global Funding,
1.80% due 10/10/02	177,127	176,781,602
1.71% due 10/17/02	134,819	134,524,420
1.77% due 10/24/02	166,976	166,540,888
1.77% due 11/21/02	100,139	99,740,196
Santander,
1.80% due 09/06/02	200,000	199,950,000
1.80% due 12/10/02	350,000	348,250,000
Sigma Finance Inc.,
1.70% due 11/13/02	100,000	99,655,278
2.08% due 03/10/03	109,250	108,050,678
Silver Tower US
Funding LLC,
1.77% due 09/23/02	136,250	136,102,623
1.70% due 11/13/02	150,000	149,482,917
Special Purpose Accounts,
1.79% due 03/03/03	250,000	250,000,000
1.78% due 03/10/03	180,000	180,000,000
1.74% due 05/01/03	250,000	250,000,000
Stadshypotek Inc.,
1.80% due 09/09/02	100,000	99,960,000
Surrey Funding Corp.,
1.80% due 10/11/02	100,000	99,800,000
1.78% due 10/21/02	114,500	114,216,931
1.76% due 10/22/02	161,000	160,598,573
1.77% due 10/22/02	140,000	139,648,950
1.70% due 11/04/02	100,750	100,445,511
Trident Capital Finance,
1.81% due 09/05/02	100,000	99,979,889
1.80% due 10/02/02	250,000	249,612,500
1.80% due 10/03/02	186,200	185,902,080
1.80% due 11/07/02	388,200	386,899,530
ZCM Matched Funding
Corp.,
2.10% due 03/10/03	46,250	45,737,396

		15,634,766,652

Principal
Amount
Issuer	(000’s omitted)	Value

Corporate Notes — 10.1%

Blue Heron Funding,
1.84% due 10/18/02	$500,000	$500,000,000
1.84% due 03/21/03	200,000	200,000,000
Brahms Funding Corp.,
1.84% due 09/03/02	264,638	264,610,948
1.77% due 10/11/02	168,806	168,474,015
1.80% due 10/25/02	150,000	149,595,000
Fenway Funding,
1.90% due 10/02/02	230,000	229,623,694
1.87% due 10/17/02	199,575	199,098,127
1.81% due 11/01/02	168,324	167,807,760
Ford Credit Floorplan
Master Owner,
1.83% due 09/13/02	100,000	99,939,000
1.83% due 09/16/02	207,000	206,842,163
1.82% due 09/18/02	119,000	118,897,726
1.74% due 10/10/02	130,000	129,754,950
1.72% due 11/06/02	100,000	99,684,667
1.72% due 11/08/02	100,000	99,675,111
1.72% due 11/14/02	200,000	199,292,889
Harwood Funding Corp.,
1.81% due 09/10/02	100,000	99,954,750
1.72% due 11/22/02	186,533	185,802,205
Principal Resource
Mortgage,
1.78% due 09/13/02	274,659	274,496,036
Witmer Funding LLC,
1.77% due 09/16/02	200,000	199,852,500
1.82% due 09/17/02	150,385	150,263,355
1.79% due 09/19/02	300,000	299,731,500
1.82% due 09/19/02	120,257	120,147,566
1.71% due 11/14/02	366,539	365,250,615

		4,528,794,577

Medium Term Notes — 5.6%

American Express
Centurion, *
1.79% due 01/28/03	200,000	200,000,000
Beta Finance Inc.,
2.33% due 02/18/03	100,000	100,000,000
Centauri,
2.32% due 02/11/03	125,000	125,000,000
3.00% due 04/07/03	108,000	108,000,000
Credit Suisse First Boston,
1.75% due 10/28/02	100,000	99,722,917
Credit Suisse First
Boston,
1.78% due 08/08/03	300,000	300,000,000
Credit Suisse First Boston,
1.84% due 01/17/03	200,000	200,000,000

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	August 31, 2002
	Principal
	Amount
Issuer	(000’s omitted)	Value

Medium Term Notes — (cont’d)

General Electric
Capital Corp.,
1.74% due 09/19/02	$363,500	$363,496,386
1.81% due 07/09/03	500,000	500,000,000
JP Morgan Chase Bank,
1.87% due 02/20/03	120,000	120,069,940
Merrill Lynch & Co. Inc.,*
1.77% due 04/02/03	400,000	399,976,658

		2,516,265,901

Promissory Note — 2.2%

Goldman Sachs,
1.97% due 11/25/02	200,000	200,000,000
1.98% due 11/25/02	794,000	794,000,000

		994,000,000

Time Deposits — 2.3%

Credit Lyonnais
Grand Cayman,
1.88% due 09/03/02	200,000	200,000,000
National City Bank
Grand Cayman,
1.81% due 09/03/02	400,000	400,000,000
UBS AG Cayman,
1.81% due 09/03/02	447,849	447,849,000

		1,047,849,000

United States Government Agency — 8.0%

Federal Farm Credit Bank,
2.08% due 11/01/02	68,000	67,760,338
Federal Farm Credit Bank,
2.15% due 12/02/02	57,000	56,686,817
Federal Home Loan
Mortgage Association,
1.87% due 11/07/02	175,000	174,390,951
Federal Home Loan
Mortgage Association,
2.46% due 12/11/02	117,971	117,156,803
Federal Home Loan
Mortgage Association,
2.46% due 12/13/02	136,785	135,822,262
Federal Home Loan
Mortgage Association,
4.75% due 03/15/03	111,015	112,231,403
Federal National
Mortgage Association,
2.04% due 09/11/02	85,000	84,951,833
Federal National
Mortgage Association,
2.04% due 09/18/02	311,307	311,007,108
Federal National
Mortgage Association,
2.22% due 11/01/02	49,725	49,537,951
		Principal
		Amount
Issuer		(000's omitted)	Value

Federal National
Mortgage Association,
2.30% due 11/01/02 $	78,571		$78,264,791
Federal National
Mortgage Association,
1.91% due 11/06/02	150,000		149,474,750
Federal National
Mortgage Association,
6.25% due 11/15/02	301,212		303,478,847
Federal National
Mortgage Association,
2.14% due 01/10/03	392,051		388,998,012
Federal National
Mortgage Association,
2.42% due 01/10/03	200,000		198,240,597
Federal National
Mortgage Association,
2.65% due 02/07/03	82,460		81,494,874
Federal National
Mortgage Association,
0.01% due 03/07/03	230,068		227,128,114
Federal National
Mortgage Association,
0.01% due 04/04/03	206,234		203,080,911
Federal National
Mortgage Association,
2.20% due 04/04/03	54,000		53,290,500
Federal National
Mortgage Association,
5.75% due 04/15/03	100,000		101,680,766
Federal National
Mortgage Association,
2.31% due 05/02/03	468,750		461,441,016
United States
Treasury Bills,
1.92% due 10/24/02	250,000		249,295,174

			3,605,413,818

Total Investments,
at Amortized Cost	99.8%		44,923,499,244
Other Assets,
Less Liabilities	0.2		83,373,321

Net Assets	100.0%		$45,006,872,565

* Variable interest rate — subject to periodic change.

See notes to financial statements

Cash Reserves Portfolio
S T A T E M E N T  O F  A S S E T S  A N D  L I A B I L I T I E S

August 31, 2002

Assets:
Investments at value (Note 1A)	$44,923,499,244
Cash	938
Interest receivable	87,867,392

Total assets	45,011,367,574

Liabilities:
Management fees payable (Note 2)	3,310,385
Accrued expenses and other liabilities	1,184,624

Total liabilities	4,495,009

Net Assets	$45,006,872,565

Represented by:
Paid-in capital for beneficial interests	$45,006,872,565

Cash Reserves Portfolio
S T A T E M E N T  O F  O P E R A T I O N S

For the Year Ended August 31, 2002

Interest Income (Note 1B)		$1,070,990,169

Expenses:
Management fees (Note 2)	$47,231,181
Investment advisory fees (Note 2)	20,092,669
Administrative fees (Note 2)	6,697,556
Custody and fund accounting fees	8,945,950
Trustees’ fees	336,852
Legal fees	152,117
Audit fees	47,454
Other	123,101

Total expenses	83,626,880
Less: aggregate amounts waived by the Manager, Investment
Adviser and Administrator (Note 2)	(38,707,327)
Less: fees paid indirectly (Note 1F)	(32,101)

Net expenses		44,887,452

Net investment income		$1,026,102,717

See notes to financial statements

Cash Reserves Portfolio
S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S

	Year Ended August 31,

	2002	2001

Increase (Decrease) in Net Assets
from Operations:
Net investment income	$1,026,102,717	$1,176,666,210

Capital Transactions:
Proceeds from contributions	96,678,280,874	82,462,468,791
Value of withdrawals	(84,770,853,952)	(65,958,132,709)

Net increase in net assets from
capital transactions	11,907,426,922	16,504,336,082

Net Increase in Net Assets	12,933,529,639	17,681,002,292

Net Assets:
Beginning of year	32,073,342,926	14,392,340,634

End of year	$45,006,872,565	$32,073,342,926

See notes to financial statements

Cash Reserves Portfolio
F I N A N C I A L  H I G H L I G H T S

		Year Ended August 31,

	2002	2001	2000	1999	1998

Ratios/Supplemental Data:
Net assets (000’s omitted)	$45,006,873	$32,073,343	$14,392,341	$14,929,345	$8,805,910
Ratio of expenses to
average net assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment
income to average net assets	2.29%	5.27%	5.93%	5.13%	5.65%
Total return	2.36%	N/A	N/A	N/A	N/A
Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the years indicated, the ratios would have been as follows:
Ratios:
Expenses to average net assets	0.19%	0.22%	0.22%	0.22%	0.22%
Net investment income
to average net assets	2.20%	5.15%	5.81%	5.01%	5.53%

See notes to financial statements

Cash Reserves Portfolio

N O T E S  TO  F I N A N C I A L S  T A T E M E N T S

1. Significant Accounting Policies Cash Reserves Portfolio (the “Portfolio”) is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with United States of Amer-ica generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Administrator.

     C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     F. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

Cash Reserves Portfolio
N OT E S  TO  F I N A N C I A L  S T A T E M E N T S (Continued)

2. Investment Advisory/Administrative/Management Fees The investment advisory fees paid to the Manager, as compensation for overall investment management services, amounted to $20,092,669 of which $8,768,212 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio’s average daily net assets.

     Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.05% of the Fund’s average daily net assets. The administrative fees amounted to $6,697,556, all of which was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services and investment advisory agreements and implemented a management agreement. The management fees paid to the Manager amounted to $47,231,181, of which $23,241,559 was voluntarily waived for the period from January 1, 2002 through August 31, 2002. The new management fees are computed at an annual rate of 0.15% of the Fund’s average daily net assets. The fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of money market instruments aggregated $673,175,431,824 and $660,644,907,295, respectively, for the year ended August 31, 2002.

Cash Reserves Portfolio
R E P O R T  O F  I N D E P E N D E N T  A C C O U N T A N T S

To the Trustees and Investors of
Cash Reserves Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Reserves Portfolio (the “Portfolio”) at August 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 15, 2002

Cash Reserves Portfolio
A D D I T I O N A L  I N F O R M AT I O N (Unaudited)

     Information about the Trustees and officers of the Portfolio can be found on pages 13 through 17 of this report.

Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

President/Chairman
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice President and
Chief Administrative Officer
Lewis E. Daidone*

Treasurer
Irving P. David*

Controller
Frances M. Guggino*

*Affiliated Person of Investment Manager

Investment Manager
(of Cash Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Salomon Smith Barney Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent
PFPC
4400 Computer Drive
West Boro, MA 01581

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Cash Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Cash Reserves.

©2002 Citicorp	Printed on recycled paper	CFA/RCR/802